iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.5%
Axon Enterprise, Inc.
(a)
..................... 65,799 $ 18,533,604
General Electric Co. ....................... 359,151 59,310,196
Huntington Ingalls Industries, Inc. .............. 104,357 26,412,757
Northrop Grumman Corp. ................... 91,107 41,068,303
RTX Corp. ............................. 469,184 50,582,727
195,907,587
a
Air Freight & Logistics  — 0.8%
CH Robinson Worldwide, Inc. ................ 287,579 24,838,198
Expeditors International of Washington, Inc. ....... 301,427 36,442,524
FedEx Corp. ............................ 52,612 13,361,344
United Parcel Service, Inc., Class B ............ 168,843 23,457,358
98,099,424
a
Automobile Components  — 0.1%
Aptiv PLC
(a)
............................. 176,963 14,733,939
a
Automobiles  — 1.1%
Tesla, Inc.
(a)
............................. 797,048 141,938,308
a
Banks  — 3.2%
Bank of America Corp. ..................... 2,059,645 82,365,204
Citigroup, Inc. ........................... 768,519 47,886,419
Huntington Bancshares, Inc. ................. 1,363,497 18,979,878
JPMorgan Chase & Co. .................... 781,137 158,281,790
PNC Financial Services Group, Inc. (The) ........ 225,761 35,532,524
Regions Financial Corp. .................... 890,659 17,234,252
Truist Financial Corp. ...................... 394,927 14,908,494
U.S. Bancorp ........................... 323,110 13,102,110
Wells Fargo & Co. ........................ 266,985 15,997,741
404,288,412
a
Beverages  — 1.7%
Coca-Cola Co. (The) ...................... 1,975,080 124,291,784
Keurig Dr Pepper, Inc. ..................... 687,672 23,552,766
Molson Coors Beverage Co., Class B ........... 277,323 15,200,074
PepsiCo, Inc. ........................... 341,847 59,105,346
222,149,970
a
Biotechnology  — 2.0%
AbbVie, Inc. ............................ 354,748 57,199,568
Amgen, Inc. ............................ 184,896 56,550,442
Biogen, Inc.
(a)
........................... 55,336 12,447,280
Gilead Sciences, Inc. ...................... 847,255 54,453,079
Moderna, Inc.
(a)
.......................... 89,606 12,773,335
Regeneron Pharmaceuticals, Inc.
(a)
............. 31,432 30,808,389
Vertex Pharmaceuticals, Inc.
(a)
................ 66,363 30,217,728
254,449,821
a
Broadline Retail  — 3.7%
Amazon.com, Inc.
(a)
....................... 2,517,012 444,101,597
MercadoLibre, Inc.
(a)(b)
...................... 13,373 23,076,182
467,177,779
a
Building Products  — 1.2%
Carrier Global Corp. ....................... 345,975 21,862,160
Fortune Brands Innovations, Inc. .............. 283,598 19,868,876
Johnson Controls International PLC ............ 297,822 21,416,380
Lennox International, Inc. ................... 51,608 25,938,181
Owens Corning .......................... 72,128 13,060,217
Trane Technologies PLC .................... 164,144 53,750,594
155,896,408
a
Security Shares Value
a
Capital Markets  — 2.6%
Bank of New York Mellon Corp. (The) ........... 762,614 $ 45,459,421
BlackRock, Inc.
(c)
......................... 16,039 12,382,589
Charles Schwab Corp. (The) ................. 362,268 26,546,999
FactSet Research Systems, Inc. ............... 46,452 18,778,685
Goldman Sachs Group, Inc. (The) ............. 96,376 43,997,572
Moody's Corp. ........................... 88,941 35,308,688
Morgan Stanley .......................... 569,385 55,708,628
Nasdaq, Inc. ............................ 370,555 21,873,862
Northern Trust Corp. ....................... 151,556 12,767,077
S&P Global, Inc. ......................... 140,495 60,063,017
332,886,538
a
Chemicals  — 1.5%
Dow, Inc. .............................. 557,245 32,114,029
Ecolab, Inc. ............................ 231,569 53,770,322
International Flavors & Fragrances, Inc. .......... 176,740 16,998,853
Linde PLC ............................. 107,792 46,945,572
LyondellBasell Industries NV, Class A ........... 216,258 21,500,370
PPG Industries, Inc. ....................... 146,118 19,201,367
190,530,513
a
Commercial Services & Supplies  — 0.2%
Veralto Corp. ............................ 260,116 25,642,235
a
Communications Equipment  — 0.7%
Arista Networks, Inc.
(a)
..................... 77,755 23,143,776
Cisco Systems, Inc. ....................... 1,120,423 52,099,670
Juniper Networks, Inc. ..................... 372,672 13,293,210
88,536,656
a
Construction & Engineering  — 0.2%
EMCOR Group, Inc. ....................... 33,164 12,889,520
Quanta Services, Inc. ...................... 47,333 13,061,068
25,950,588
a
Construction Materials  — 0.5%
CRH PLC, ADR .......................... 767,647 62,762,819
a
Consumer Finance  — 0.9%
American Express Co. ..................... 218,572 52,457,280
Capital One Financial Corp. .................. 91,695 12,619,983
Discover Financial Services .................. 199,476 24,467,726
Synchrony Financial ....................... 493,661 21,622,352
111,167,341
a
Consumer Staples Distribution & Retail  — 1.5%
Costco Wholesale Corp. .................... 123,551 100,062,719
Dollar Tree, Inc.
(a)
......................... 112,253 13,240,241
Kroger Co. (The) ......................... 533,442 27,936,358
Sysco Corp. ............................ 170,948 12,448,433
Target Corp. ............................ 218,067 34,053,343
187,741,094
a
Containers & Packaging  — 0.2%
Ball Corp. .............................. 183,127 12,714,508
International Paper Co. ..................... 307,367 13,859,178
26,573,686
a
Distributors  — 0.3%
LKQ Corp. ............................. 773,027 33,263,352
a
Diversified Telecommunication Services  — 0.6%
AT&T, Inc. .............................. 991,177 18,059,245
Verizon Communications, Inc. ................ 1,484,846 61,101,413
79,160,658
a

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electric Utilities  — 1.1%
Constellation Energy Corp. .................. 45,133 $ 9,805,144
Edison International ....................... 184,149 14,151,851
Eversource Energy ....................... 545,814 32,328,563
Exelon Corp. ............................ 595,134 22,347,282
NextEra Energy, Inc. ...................... 772,065 61,780,641
140,413,481
a
Electrical Equipment  — 0.4%
Eaton Corp. PLC ......................... 85,868 28,581,164
GE Vernova LLC
(a)
........................ 78,543 13,815,713
Vertiv Holdings Co., Class A ................. 129,884 12,737,724
55,134,601
a
Electronic Equipment, Instruments & Components  — 0.3%
Keysight Technologies, Inc.
(a)
................. 207,928 28,793,869
Trimble, Inc.
(a)
........................... 224,714 12,512,076
41,305,945
a
Energy Equipment & Services  — 0.3%
Baker Hughes Co., Class A .................. 410,240 13,734,835
Schlumberger Ltd. ........................ 511,341 23,465,439
37,200,274
a
Entertainment  — 1.1%
Electronic Arts, Inc. ....................... 149,234 19,830,214
Netflix, Inc.
(a)
............................ 102,910 66,029,114
Walt Disney Co. (The) ..................... 581,885 60,463,670
146,322,998
a
Financial Services  — 2.6%
Berkshire Hathaway, Inc., Class B
(a)
............ 92,518 38,339,459
Fidelity National Information Services, Inc. ........ 278,205 21,110,195
Fiserv, Inc.
(a)(b)
........................... 92,641 13,873,916
Mastercard, Inc., Class A .................... 258,965 115,775,483
PayPal Holdings, Inc.
(a)
..................... 235,538 14,836,539
Visa, Inc., Class A ........................ 457,635 124,687,232
328,622,824
a
Food Products  — 1.7%
Archer-Daniels-Midland Co. .................. 210,146 13,121,516
Bunge Global SA ......................... 249,087 26,799,271
Campbell Soup Co. ....................... 279,744 12,415,039
General Mills, Inc. ........................ 779,415 53,584,781
Hormel Foods Corp. ....................... 418,201 12,955,867
Kellanova .............................. 906,817 54,717,338
Kraft Heinz Co. (The) ...................... 752,276 26,608,002
McCormick & Co., Inc., NVS ................. 183,233 13,233,087
213,434,901
a
Ground Transportation  — 0.8%
JB Hunt Transport Services, Inc. .............. 80,796 12,987,957
Old Dominion Freight Line, Inc. ............... 73,385 12,860,721
Uber Technologies, Inc.
(a)
................... 468,553 30,249,782
Union Pacific Corp. ....................... 178,116 41,468,967
97,567,427
a
Health Care Equipment & Supplies  — 1.8%
Cooper Cos., Inc. The
(a)
.................... 243,667 22,980,235
Dexcom, Inc.
(a)
.......................... 107,137 12,724,661
Edwards Lifesciences Corp.
(a)
................ 445,656 38,723,050
GE HealthCare Technologies, Inc. ............. 157,133 12,256,374
Hologic, Inc.
(a)
........................... 172,724 12,743,577
IDEXX Laboratories, Inc.
(a)
................... 77,102 38,315,839
Intuitive Surgical, Inc.
(a)
..................... 88,031 35,399,026
STERIS PLC ............................ 94,862 21,142,842
Stryker Corp. ........................... 38,957 13,287,843
Teleflex, Inc. ............................ 60,452 12,638,700
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. ................ 108,202 $ 12,459,460
232,671,607
a
Health Care Providers & Services  — 3.2%
Cardinal Health, Inc. ....................... 180,557 17,923,893
Cencora, Inc. ........................... 139,535 31,614,445
Centene Corp.
(a)
......................... 169,825 12,157,772
Cigna Group (The) ........................ 119,631 41,227,235
DaVita, Inc.
(a)
............................ 92,836 13,658,032
Elevance Health, Inc. ...................... 91,744 49,402,309
HCA Healthcare, Inc. ...................... 55,332 18,799,047
Labcorp Holdings, Inc. ..................... 62,705 12,221,832
McKesson Corp. ......................... 71,362 40,647,082
Molina Healthcare, Inc.
(a)
.................... 37,613 11,832,297
Quest Diagnostics, Inc. ..................... 120,847 17,156,649
UnitedHealth Group, Inc. .................... 281,959 139,674,030
406,314,623
a
Health Care REITs  — 0.2%
Welltower, Inc. ........................... 225,781 23,406,716
a
Hotels, Restaurants & Leisure  — 1.2%
Booking Holdings, Inc. ..................... 10,924 41,252,847
Chipotle Mexican Grill, Inc.
(a)
................. 7,349 22,998,843
Hilton Worldwide Holdings, Inc. ............... 62,598 12,557,159
McDonald's Corp. ........................ 149,387 38,674,800
Royal Caribbean Cruises Ltd.
(a)
............... 85,409 12,613,201
Starbucks Corp. .......................... 362,202 29,055,845
157,152,695
a
Household Durables  — 0.1%
DR Horton, Inc. .......................... 85,566 12,646,655
a
Household Products  — 1.5%
Church & Dwight Co., Inc. ................... 271,139 29,014,584
Clorox Co. (The) ......................... 228,459 30,056,066
Kimberly-Clark Corp. ...................... 260,496 34,724,117
Procter & Gamble Co. (The) ................. 580,452 95,507,572
189,302,339
a
Industrial Conglomerates  — 0.7%
3M Co. ................................ 353,972 35,446,756
Honeywell International, Inc. ................. 245,707 49,679,498
85,126,254
a
Industrial REITs  — 0.1%
Prologis, Inc. ............................ 166,689 18,417,468
a
Insurance  — 2.3%
Assurant, Inc. ........................... 75,129 13,032,628
Chubb Ltd. ............................. 48,291 13,078,169
Hartford Financial Services Group, Inc. (The) ...... 333,979 34,550,127
Marsh & McLennan Companies, Inc. ............ 111,135 23,069,403
MetLife, Inc. ............................ 395,713 28,637,750
Principal Financial Group, Inc. ................ 151,554 12,433,490
Progressive Corp. (The) .................... 252,060 53,230,031
Prudential Financial, Inc. .................... 610,069 73,421,804
Travelers Companies, Inc. (The) ............... 165,068 35,605,168
Willis Towers Watson PLC ................... 50,714 12,946,777
300,005,347
a
Interactive Media & Services  — 6.1%
Alphabet, Inc., Class A
(a)
.................... 1,059,008 182,678,880
Alphabet, Inc., Class C, NVS
(a)
................ 1,921,068 334,188,990
Meta Platforms, Inc., Class A ................. 568,775 265,521,233
782,389,103
a

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
IT Services  — 1.3%
Accenture PLC, Class A .................... 178,131 $ 50,284,600
Gartner, Inc.
(a)
........................... 45,339 19,027,418
International Business Machines Corp. .......... 359,826 60,036,968
MongoDB, Inc., Class A
(a)(b)
.................. 35,884 8,470,777
Snowflake, Inc., Class A
(a)(b)
.................. 89,583 12,199,413
Twilio, Inc., Class A
(a)
...................... 212,294 12,185,676
162,204,852
a
Life Sciences Tools & Services  — 1.6%
Agilent Technologies, Inc. ................... 128,354 16,738,645
Avantor, Inc.
(a)
........................... 510,109 12,283,425
Danaher Corp. .......................... 283,238 72,735,518
IQVIA Holdings, Inc.
(a)
...................... 110,679 24,248,662
Mettler-Toledo International, Inc.
(a)
............. 8,464 11,884,218
Thermo Fisher Scientific, Inc. ................. 56,511 32,097,118
Waters Corp.
(a)
.......................... 72,859 22,506,145
West Pharmaceutical Services, Inc. ............ 38,226 12,668,479
205,162,210
a
Machinery  — 2.0%
Caterpillar, Inc. .......................... 134,740 45,612,185
CNH Industrial N.V. ....................... 1,585,625 16,744,200
Cummins, Inc. ........................... 128,626 36,237,803
Deere & Co. ............................ 77,018 28,863,266
Dover Corp. ............................ 69,714 12,814,827
IDEX Corp. ............................. 59,662 12,447,880
Ingersoll Rand, Inc.
(b)
...................... 135,278 12,587,618
Pentair PLC ............................ 545,738 44,412,158
Toro Co. (The) ........................... 149,316 11,973,650
Xylem, Inc. ............................. 249,420 35,173,208
256,866,795
a
Media  — 0.5%
Comcast Corp., Class A .................... 656,813 26,292,224
Fox Corp., Class B ........................ 423,546 13,528,059
Interpublic Group of Companies, Inc. (The) ....... 409,010 12,830,644
Paramount Global, Class B, NVS .............. 1,064,088 12,673,288
65,324,215
a
Metals & Mining  — 0.5%
Freeport-McMoRan, Inc. .................... 312,208 16,462,728
Newmont Corp. .......................... 440,499 18,474,528
Nucor Corp. ............................ 114,331 19,304,790
Steel Dynamics, Inc. ....................... 98,467 13,181,777
67,423,823
a
Multi-Utilities  — 0.8%
CMS Energy Corp. ........................ 382,010 24,039,889
Consolidated Edison, Inc. ................... 133,660 12,637,553
Public Service Enterprise Group, Inc. ........... 823,552 62,392,300
99,069,742
a
Oil, Gas & Consumable Fuels  — 3.8%
Cheniere Energy, Inc. ...................... 121,301 19,140,085
Chevron Corp. ........................... 539,707 87,594,446
ConocoPhillips .......................... 448,535 52,245,357
EQT Corp. ............................. 312,593 12,844,446
Exxon Mobil Corp. ........................ 756,080 88,657,941
Hess Corp. ............................. 411,899 63,473,636
Kinder Morgan, Inc., Class P ................. 1,692,449 32,985,831
ONEOK, Inc. ............................ 439,596 35,607,276
Ovintiv, Inc. ............................. 632,419 32,677,090
Phillips 66 .............................. 146,012 20,749,765
Targa Resources Corp. ..................... 204,188 24,141,147
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. ....................... 79,290 $ 12,459,631
482,576,651
a
Passenger Airlines  — 0.1%
Delta Air Lines, Inc. ....................... 360,271 18,381,026
a
Pharmaceuticals  — 3.6%
Bristol-Myers Squibb Co. .................... 422,120 17,344,911
Eli Lilly & Co. ........................... 231,472 189,885,740
Johnson & Johnson ....................... 559,151 82,010,677
Merck & Co., Inc. ......................... 690,530 86,689,136
Pfizer, Inc. ............................. 1,468,659 42,091,767
Zoetis, Inc., Class A ....................... 274,135 46,482,331
464,504,562
a
Professional Services  — 1.3%
Automatic Data Processing, Inc. ............... 328,966 80,570,353
Broadridge Financial Solutions, Inc. ............ 283,979 57,014,464
Dayforce, Inc.
(a)(b)
......................... 210,901 10,431,163
Paychex, Inc. ........................... 102,270 12,288,763
160,304,743
a
Real Estate Management & Development  — 0.3%
CBRE Group, Inc., Class A
(a)
................. 375,284 33,051,262
a
Semiconductors & Semiconductor Equipment  — 11.4%
Advanced Micro Devices, Inc.
(a)
............... 465,355 77,667,749
Analog Devices, Inc. ....................... 85,082 19,950,878
Applied Materials, Inc. ..................... 378,849 81,482,843
Broadcom, Inc. .......................... 109,687 145,724,664
First Solar, Inc.
(a)(b)
........................ 60,702 16,496,376
Intel Corp. ............................. 1,594,809 49,199,858
Lam Research Corp. ...................... 59,434 55,418,639
Marvell Technology, Inc. .................... 294,016 20,231,241
Micron Technology, Inc. ..................... 292,864 36,608,000
NVIDIA Corp. ........................... 704,886 772,787,668
NXP Semiconductors NV ................... 137,986 37,545,991
QUALCOMM, Inc. ........................ 246,341 50,265,881
Texas Instruments, Inc. ..................... 495,218 96,572,462
1,459,952,250
a
Software  — 11.0%
Adobe, Inc.
(a)
............................ 167,216 74,370,988
ANSYS, Inc.
(a)
........................... 44,993 14,283,028
Atlassian Corp., Class A
(a)
................... 72,315 11,343,331
Autodesk, Inc.
(a)
.......................... 198,162 39,949,459
Cadence Design Systems, Inc.
(a)
.............. 106,329 30,443,056
Crowdstrike Holdings, Inc., Class A
(a)
............ 36,748 11,526,745
Fair Isaac Corp.
(a)
......................... 9,510 12,267,234
HubSpot, Inc.
(a)
.......................... 26,841 16,401,193
Intuit, Inc. .............................. 139,979 80,689,495
Microsoft Corp. .......................... 1,983,217 823,292,873
Oracle Corp. ............................ 459,379 53,834,625
Palo Alto Networks, Inc.
(a)(b)
.................. 99,582 29,367,728
PTC, Inc.
(a)
............................. 111,043 19,570,218
Salesforce, Inc. .......................... 318,985 74,782,843
ServiceNow, Inc.
(a)
........................ 70,979 46,628,235
Synopsys, Inc.
(a)
......................... 58,307 32,698,566
Workday, Inc., Class A
(a)
.................... 128,769 27,228,205
Zscaler, Inc.
(a)
........................... 72,751 12,364,760
1,411,042,582
a
Specialized REITs  — 1.6%
American Tower Corp. ..................... 226,569 44,348,616
Crown Castle, Inc. ........................ 460,637 47,215,292
Digital Realty Trust, Inc. .................... 186,140 27,053,588

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Specialized REITs (continued)
Equinix, Inc. ............................ 53,685 $ 40,960,581
Iron Mountain, Inc. ........................ 236,573 19,089,075
SBA Communications Corp., Class A ............ 87,460 17,201,633
Weyerhaeuser Co. ........................ 475,624 14,282,989
210,151,774
a
Specialty Retail  — 2.0%
Best Buy Co., Inc. ........................ 366,927 31,122,748
Home Depot, Inc. (The) .................... 358,986 120,213,642
Lowe's Companies, Inc. .................... 203,981 45,138,955
Tractor Supply Co. ........................ 73,789 21,051,264
Ulta Beauty, Inc.
(a)
........................ 33,721 13,322,830
Williams-Sonoma, Inc. ..................... 69,492 20,376,444
251,225,883
a
Technology Hardware, Storage & Peripherals  — 6.6%
Apple, Inc. ............................. 3,945,997 758,617,923
Dell Technologies, Inc., Class C ............... 87,454 12,205,080
Hewlett Packard Enterprise Co. ............... 1,205,357 21,274,551
HP, Inc. ............................... 393,872 14,376,328
NetApp, Inc. ............................ 113,994 13,728,297
Seagate Technology Holdings PLC ............. 138,429 12,907,120
Western Digital Corp.
(a)
..................... 173,974 13,098,503
846,207,802
a
Textiles, Apparel & Luxury Goods  — 0.4%
Deckers Outdoor Corp.
(a)
.................... 36,566 40,000,280
Lululemon Athletica, Inc.
(a)
................... 41,155 12,839,948
52,840,228
a
Trading Companies & Distributors  — 0.6%
Ferguson PLC ........................... 152,609 31,397,776
United Rentals, Inc. ....................... 18,782 12,572,859
Security Shares Value
a
Trading Companies & Distributors (continued)
WW Grainger, Inc. ........................ 30,760 $ 28,344,109
72,314,744
a
Water Utilities  — 0.2%
American Water Works Co., Inc. ............... 98,351 12,861,360
Essential Utilities, Inc. ...................... 361,244 13,629,736
26,491,096
a
Total Long-Term Investments — 99.6%
(Cost: $10,879,710,691) .............................. 12,731,388,626
a
Short-Term Securities
Money Market Funds  —  0.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%
(c)(d)(e)
...................... 60,596,655 60,614,833
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%
(c)(d)
............................ 46,513,108 46,513,108
a
Total Short-Term Securities — 0.8%
(Cost: $107,121,712) ................................ 107,127,941
Total Investments — 100.4%
(Cost: $10,986,832,403) .............................. 12,838,516,567
Liabilities in Excess of Other Assets — (0.4)% ............... (51,984,840)
Net Assets — 100.0% ................................. $ 12,786,531,727
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/24
  Shares Held
at 05/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 51,503,808  $ 9,134,328
(a)
$ —  $ (23,042) $ (261) $ 60,614,833  60,596,655  $ 169,361
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 68,480,952  —  (21,967,844)
(a)
—  —  46,513,108  46,513,108  1,663,693  —
BlackRock, Inc. . 21,839,335  4,442,279  (16,006,007) 1,178,700  928,282  12,382,589  16,039  450,495  —
$ 1,155,658  $ 928,021
$ 119,510,530
$ 2,283,549  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 196 06/21/24 $ 51,896 $ 603,268
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,731,388,626 $ — $ — $ 12,731,388,626
Short-Term Securities
Money Market Funds ...................................... 107,127,941 — — 107,127,941
$ 12,838,516,567 $ — $ — $ 12,838,516,567
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 603,268 $ — $ — $ 603,268
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust